Guarantee commitments to third parties and contingent liabilities (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($) case employee	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties				$ 19,969	$ 17,260
Statutory maximum penalty per day per violation of standard provisions		$ 93,750
Cee-Dumbria Hydroelectric Plants
Guarantee commitments to third parties and other contingent assets and liabilities
Accrued amount			€ 25,927	31,815
Stamp Tax Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency tax reassessment | €	€ 1,400
Loss contingency tax penalty | €	€ 600
Stamp Tax Litigation | Minimum
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency period	2 years
Stamp Tax Litigation | Maximum
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency period	4 years
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees | employee		100
Number of grave cases | case		3
Bond to guarantee civil financial responsibility				$ 1,080